U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                  (Check One):

         [X ] Form 10-K
         [  ] Form 20-F
         [  ] Form 11-K
         [  ] Form 10-Q
         [  ] Form N-AR

For Period Ended: March 31, 2004

         [  ] Transition Report on Form 10-K
         [  ] Transition Report on Form 20-F
         [  ] Transition Report on Form 11-K
         [  ] Transition Report on Form 10-Q
         [  ] Transition Report on Form N-SAR

For the Transition Period Ended:
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     Read attached  Instruction  sheet before  preparing  form.  Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification  relates to a portion of the filing checked above,  identify the Item(s) to which the notification relates:

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PART 1 - Registrant Information


Full name of Registrant:  RG Global Lifestyles, Inc.

Former Name if applicable: Not Applicable


Address of Principal Executive Office:

                     17751 Mitchell Avenue, Irvine, CA 92612
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                   Street and Number City, State, and Zip Code

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PART II - Rules 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b - 25(b), the following should be completed. (Check box if appropriate)

[ ]      (a) The reasons  described  in  reasonable  detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion there of will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25c has been attached if applicable.

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PART III - Narrative

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

Certain financial documents required following an acquisition dated July 29th, 2004 which became effective on August 6th and relating to a year end 10-KSB for the period ended March 31, 2004, will not be completed in sufficient time to file the Annual Report on Form 10-KSB on or before the 6th of October 2004. The Company expects these financial documents to be available to be filed within five working days thereafter.

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PART IV- Other Information

     (1) Name and telephone number of person to contact in regard to this notification:

 Louis L. Knickerbocker               (949)                 888-9500
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          Name                     (Area Code)         (Telephone Number)

     (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[  ] Yes   [ X ]  No

RG Global Lifestyles, Inc. is the successor to the LL Knickerbocker Company, Inc. which has had limited operations since filing for bankruptcy protection in the year 2000.

     The Company has not filed any quarterly or annual reports with the Commission since the Form 10-Q for the quarter ending September 30, 2001, was filed by the Company on November 19, 2001.

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PART IV- Other Information - continued

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[X ]  Yes   [  ] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     RG Global Lifestyles, Inc. (formerly "LL Knickerbocker Company, Inc.") is the surviving entity following the reorganization in bankruptcy that was discharged in August 2002 and became effective in January 2003. The Company subsequently acquired Amerikal International Holding, Inc. and its wholly owned subsidiary, Amerikal Nutraceutical Company, Inc.

     The results of operations for the current period will change significantly from the last fiscal year due to the Company's emergence from bankruptcy, the change in business and the commencement of operations and consolidation with the Company's wholly owned subsidiaries.

                           RG GLOBAL LIFESTYLES, INC.
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


                                            RG GLOBAL LIFESTYLES, INC.

Date:    October 4, 2004                   By: /s/ Louis L. Knickerbocker
                                           -------------------------------------
                                           Chairman and Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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